UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	3/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Stock Index Fund

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial Company. ©2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Stock Index Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Stock Index Fund

May 16, 2016

Prudential QMA Stock Index Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	8.24	1.35	68.73	88.12
Class C	7.89	0.69	63.54	75.60
Class I	8.42	1.67	71.62	94.72
Class Z	8.38	1.63	71.15	93.61
S&P 500 Index	8.47	1.78	72.83	96.77
Lipper S&P 500 Index Objective Funds Average	8.08	1.25	68.20	87.60

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–1.94	10.30	6.17
Class C		–0.29	10.34	5.79
Class I		1.67	11.41	6.89
Class Z		1.63	11.35	6.83
S&P 500 Index		1.78	11.56	7.00
Lipper S&P 500 Index Objective Funds Average		1.25	10.96	6.49

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	None	None

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper S&P 500 Index Objective Funds Average—The Lipper S&P 500 Index Objective Funds Average (Lipper Average) is based on the average return of all funds in the Lipper S&P 500 Index Objective Funds Average category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA Stock Index Fund	5

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors (width of the bars represents the sectors’ weighting in the overall index).

S&P 500 Index as of 3/31/16

*Sector weightings are subject to change.

Source: FactSet.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential QMA Stock Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The performance cited does not represent the performance of the Prudential QMA Stock Index Fund. Past performance does not guarantee future results.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Stock Index Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Stock Index Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,082.40	0.54%	$2.81
	Hypothetical	$1,000.00	$1,022.30	0.54%	$2.73
Class C	Actual	$1,000.00	$1,078.90	1.18%	$6.13
	Hypothetical	$1,000.00	$1,019.10	1.18%	$5.96
Class I	Actual	$1,000.00	$1,084.20	0.19%	$0.99
	Hypothetical	$1,000.00	$1,024.05	0.19%	$0.96
Class Z	Actual	$1,000.00	$1,083.80	0.25%	$1.30
	Hypothetical	$1,000.00	$1,023.75	0.25%	$1.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.61	0.54
C	1.25	1.18
I	0.26	0.19
Z	0.32	0.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Stock Index Fund	9

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS 96.5%

Aerospace & Defense 2.4%
Boeing Co. (The)(a)	33,984	$4,313,929
General Dynamics Corp.	15,912	2,090,359
Honeywell International, Inc.	41,415	4,640,551
L-3 Communications Holdings, Inc.	4,200	497,700
Lockheed Martin Corp.	14,156	3,135,554
Northrop Grumman Corp.	9,748	1,929,129
Raytheon Co.	16,344	2,004,265
Rockwell Collins, Inc.	7,363	678,942
Textron, Inc.	14,734	537,202
United Technologies Corp.	42,340	4,238,234

		24,065,865

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	7,700	571,571
Expeditors International of Washington, Inc.	9,800	478,338
FedEx Corp.	14,316	2,329,499
United Parcel Service, Inc. (Class B Stock)	37,400	3,944,578

		7,323,986

Airlines 0.6%
American Airlines Group, Inc.	33,200	1,361,532
Delta Air Lines, Inc.	42,300	2,059,164
Southwest Airlines Co.	34,974	1,566,835
United Continental Holdings, Inc.*	20,000	1,197,200

		6,184,731

Auto Components 0.3%
BorgWarner, Inc.	11,900	456,960
Delphi Automotive PLC (United Kingdom)(a)	15,400	1,155,308
Goodyear Tire & Rubber Co. (The)	13,771	454,168
Johnson Controls, Inc.	34,556	1,346,647

		3,413,083

Automobiles 0.6%
Ford Motor Co.	207,338	2,799,063
General Motors Co.	74,600	2,344,678
Harley-Davidson, Inc.	9,600	492,768

		5,636,509

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks 5.0%
Bank of America Corp.	557,395	$7,535,980
BB&T Corp.	41,358	1,375,981
Citigroup, Inc.	159,915	6,676,451
Citizens Financial Group, Inc.	26,200	548,890
Comerica, Inc.	9,261	350,714
Fifth Third Bancorp	39,373	657,135
Huntington Bancshares, Inc.	41,929	400,003
JPMorgan Chase & Co.	198,693	11,766,600
KeyCorp	43,235	477,314
M&T Bank Corp.	8,900	987,900
People’s United Financial, Inc.(a)	15,000	238,950
PNC Financial Services Group, Inc. (The)	27,602	2,334,301
Regions Financial Corp.	66,774	524,176
SunTrust Banks, Inc.	27,483	991,587
U.S. Bancorp	88,395	3,587,953
Wells Fargo & Co.	248,816	12,032,742
Zions Bancorporation	9,100	220,311

		50,706,988

Beverages 2.3%
Brown-Forman Corp. (Class B Stock)	5,730	564,233
Coca-Cola Co. (The)	209,064	9,698,479
Coca-Cola Enterprises, Inc.	11,200	568,288
Constellation Brands, Inc. (Class A Stock)	9,500	1,435,355
Dr. Pepper Snapple Group, Inc.	10,400	929,968
Molson Coors Brewing Co. (Class B Stock)	9,294	893,897
Monster Beverage Corp.*	8,050	1,073,709
PepsiCo, Inc.	77,951	7,988,418

		23,152,347

Biotechnology 3.1%
AbbVie, Inc.	87,274	4,985,091
Alexion Pharmaceuticals, Inc.*	12,000	1,670,640
Amgen, Inc.	40,646	6,094,055
Baxalta, Inc.	31,574	1,275,590
Biogen, Inc.*	12,070	3,142,062
Celgene Corp.*	42,400	4,243,816
Gilead Sciences, Inc.	75,600	6,944,616
Regeneron Pharmaceuticals, Inc.*	4,250	1,531,870
Vertex Pharmaceuticals, Inc.*	13,200	1,049,268

		30,937,008

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 0.1%
Allegion PLC	5,233	$333,394
Masco Corp.	17,026	535,468

		868,862

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	3,000	487,200
Ameriprise Financial, Inc.	9,471	890,369
Bank of New York Mellon Corp. (The)	58,638	2,159,637
BlackRock, Inc.	6,900	2,349,933
Charles Schwab Corp. (The)	63,311	1,773,974
E*TRADE Financial Corp.*	13,520	331,105
Franklin Resources, Inc.	19,742	770,925
Goldman Sachs Group, Inc. (The)	21,600	3,390,768
Invesco Ltd.	21,100	649,247
Legg Mason, Inc.	5,300	183,804
Morgan Stanley	82,236	2,056,722
Northern Trust Corp.	11,962	779,564
State Street Corp.	21,762	1,273,512
T. Rowe Price Group, Inc.	13,400	984,364

		18,081,124

Chemicals 2.0%
Air Products & Chemicals, Inc.	10,632	1,531,540
Airgas, Inc.	3,600	509,904
CF Industries Holdings, Inc.(a)	11,900	372,946
Dow Chemical Co. (The)	60,236	3,063,603
E.I. du Pont de Nemours & Co.	46,944	2,972,494
Eastman Chemical Co.	7,886	569,606
Ecolab, Inc.	14,282	1,592,729
FMC Corp.	7,000	282,590
International Flavors & Fragrances, Inc.	4,375	497,744
LyondellBasell Industries NV (Class A Stock)	19,300	1,651,694
Monsanto Co.	23,784	2,086,808
Mosaic Co. (The)	17,100	461,700
PPG Industries, Inc.	14,448	1,610,807
Praxair, Inc.	15,408	1,763,445
Sherwin-Williams Co. (The)	4,316	1,228,636

		20,196,246

Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	8,600	354,836
Cintas Corp.	4,800	431,088

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d)
Pitney Bowes, Inc.	9,625	$207,322
Republic Services, Inc.	12,475	594,434
Stericycle, Inc.*(a)	4,600	580,474
Tyco International PLC	22,000	807,620
Waste Management, Inc.(a)	22,413	1,322,367

		4,298,141

Communications Equipment 1.0%
Cisco Systems, Inc.	273,244	7,779,257
F5 Networks, Inc.*	4,000	423,400
Harris Corp.	6,900	537,234
Juniper Networks, Inc.(a)	18,600	474,486
Motorola Solutions, Inc.	8,916	674,941

		9,889,318

Construction & Engineering 0.1%
Fluor Corp.(a)	6,974	374,504
Jacobs Engineering Group, Inc.*	6,700	291,785
Quanta Services, Inc.*	9,900	223,344

		889,633

Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,500	558,285
Vulcan Materials Co.	7,500	791,775

		1,350,060

Consumer Finance 0.7%
American Express Co.	44,959	2,760,483
Capital One Financial Corp.	28,766	1,993,771
Discover Financial Services(a)	23,018	1,172,077
Navient Corp.	18,792	224,940
Synchrony Financial*	44,365	1,271,501

		7,422,772

Containers & Packaging 0.3%
Avery Dennison Corp.	4,768	343,821
Ball Corp.	7,264	517,851
International Paper Co.	21,584	885,807
Owens-Illinois, Inc.*	8,200	130,872
Sealed Air Corp.	9,736	467,425
WestRock Co.	13,933	543,805

		2,889,581

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Distributors 0.1%
Genuine Parts Co.(a)	8,199	$814,653

Diversified Consumer Services
H&R Block, Inc.(a)	12,520	330,778

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	101,000	14,329,880
CME Group, Inc.	18,100	1,738,505
Intercontinental Exchange, Inc.	6,488	1,525,588
Leucadia National Corp.	15,900	257,103
McGraw Hill Financial, Inc.	14,700	1,455,006
Moody’s Corp.	9,376	905,347
Nasdaq, Inc.	5,900	391,642

		20,603,071

Diversified Telecommunication Services 2.7%
AT&T, Inc.	331,793	12,996,332
CenturyLink, Inc.	28,208	901,528
Frontier Communications Corp.	55,060	307,785
Level 3 Communications, Inc.*	15,500	819,175
Verizon Communications, Inc.	219,733	11,883,160

		26,907,980

Electric Utilities 1.9%
American Electric Power Co., Inc.	26,391	1,752,362
Duke Energy Corp.	37,039	2,988,307
Edison International	17,362	1,248,154
Entergy Corp.	9,615	762,277
Eversource Energy	17,300	1,009,282
Exelon Corp.	48,912	1,753,984
FirstEnergy Corp.	22,077	794,110
NextEra Energy, Inc.	24,772	2,931,518
Pinnacle West Capital Corp.	5,700	427,899
PPL Corp.	35,652	1,357,272
Southern Co. (The)	49,015	2,535,546
Xcel Energy, Inc.	27,183	1,136,793

		18,697,504

Electrical Equipment 0.5%
AMETEK, Inc.	12,800	639,744
Eaton Corp. PLC	25,193	1,576,074
Emerson Electric Co.(a)	35,050	1,906,019
Rockwell Automation, Inc.(a)	7,263	826,166

		4,948,003

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	16,500	$954,030
Corning, Inc.	60,897	1,272,138
FLIR Systems, Inc.	6,300	207,585
TE Connectivity Ltd. (Switzerland)	20,300	1,256,976

		3,690,729

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	23,245	1,018,828
Cameron International Corp.*	10,100	677,205
Diamond Offshore Drilling, Inc.	2,800	60,844
FMC Technologies, Inc.*	12,100	331,056
Halliburton Co.	44,722	1,597,470
Helmerich & Payne, Inc.(a)	6,100	358,192
National Oilwell Varco, Inc.(a)	19,900	618,890
Schlumberger Ltd.	67,541	4,981,149
Transocean Ltd.(a)	17,000	155,380

		9,799,014

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	23,608	3,720,149
CVS Health Corp.(a)	59,299	6,151,085
Kroger Co. (The)	51,868	1,983,951
Sysco Corp.	28,480	1,330,870
Wal-Mart Stores, Inc.	85,126	5,830,280
Walgreens Boots Alliance, Inc.	46,478	3,915,307
Whole Foods Market, Inc.	17,500	544,425

		23,476,067

Food Products 1.7%
Archer-Daniels-Midland Co.	31,159	1,131,383
Campbell Soup Co.	9,647	615,382
ConAgra Foods, Inc.	22,843	1,019,255
General Mills, Inc.	31,944	2,023,652
Hershey Co. (The)(a)	7,916	728,984
Hormel Foods Corp.(a)	15,000	648,600
J.M. Smucker Co. (The)	6,700	869,928
Kellogg Co.	13,670	1,046,439
Kraft Heinz Co. (The)	31,855	2,502,529
McCormick & Co., Inc.(a)	6,500	646,620
Mead Johnson Nutrition Co.	10,865	923,199
Mondelez International, Inc. (Class A Stock)	84,466	3,388,776
Tyson Foods, Inc. (Class A Stock)	15,500	1,033,230

		16,577,977

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities
AGL Resources, Inc.	6,830	$444,906

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	80,174	3,353,679
Baxter International, Inc.(a)	28,574	1,173,820
Becton, Dickinson and Co.	11,681	1,773,409
Boston Scientific Corp.*	72,772	1,368,841
C.R. Bard, Inc.	4,312	873,913
DENTSPLY SIRONA, Inc.	12,500	770,375
Edwards Lifesciences Corp.*	11,600	1,023,236
Hologic, Inc.*	4,800	165,600
Intuitive Surgical, Inc.*	2,050	1,232,153
Medtronic PLC	75,815	5,686,125
St. Jude Medical, Inc.	15,164	834,020
Stryker Corp.	17,000	1,823,930
Varian Medical Systems, Inc.*	5,200	416,104
Zimmer Biomet Holdings, Inc.	9,511	1,014,158

		21,509,363

Health Care Providers & Services 2.6%
Aetna, Inc.	19,144	2,150,828
AmerisourceBergen Corp.	10,500	908,775
Anthem, Inc.	14,200	1,973,658
Cardinal Health, Inc.	17,973	1,472,887
Centene Corp.*	3,200	197,024
Cigna Corp.	13,891	1,906,401
DaVita HealthCare Partners, Inc.*	9,200	675,096
Express Scripts Holding Co.*(a)	36,370	2,498,255
HCA Holdings, Inc.*	17,100	1,334,655
Henry Schein, Inc.*(a)	4,700	811,361
Humana, Inc.	8,110	1,483,725
Laboratory Corp. of America Holdings*	5,600	655,928
McKesson Corp.	12,526	1,969,714
Patterson Cos., Inc.	4,400	204,732
Quest Diagnostics, Inc.	7,700	550,165
Tenet Healthcare Corp.*	5,143	148,787
UnitedHealth Group, Inc.	51,248	6,605,867
Universal Health Services, Inc. (Class B Stock)	5,000	623,600

		26,171,458

Health Care Technology 0.1%
Cerner Corp.*	16,700	884,432

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	17

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	24,900	$1,313,973
Chipotle Mexican Grill, Inc.*(a)	1,740	819,488
Darden Restaurants, Inc.	6,353	421,204
Marriott International, Inc. (Class A Stock)(a)	10,470	745,255
McDonald’s Corp.	49,830	6,262,634
Royal Caribbean Cruises Ltd.(a)	9,100	747,565
Starbucks Corp.	80,000	4,776,000
Starwood Hotels & Resorts Worldwide, Inc.	9,500	792,585
Wyndham Worldwide Corp.	6,651	508,336
Wynn Resorts Ltd.(a)	4,600	429,778
Yum! Brands, Inc.	22,664	1,855,048

		18,671,866

Household Durables 0.4%
D.R. Horton, Inc.	17,700	535,071
Garmin Ltd.	6,200	247,752
Harman International Industries, Inc.(a)	3,700	329,448
Leggett & Platt, Inc.	7,400	358,160
Lennar Corp. (Class A Stock)(a)	9,800	473,928
Mohawk Industries, Inc.*	3,600	687,240
Newell Rubbermaid, Inc.(a)	14,227	630,114
PulteGroup, Inc.(a)	16,911	316,405
Whirlpool Corp.	4,385	790,791

		4,368,909

Household Products 1.9%
Church & Dwight Co., Inc.	6,800	626,824
Clorox Co. (The)	6,932	873,848
Colgate-Palmolive Co.	48,060	3,395,439
Kimberly-Clark Corp.	19,416	2,611,646
Procter & Gamble Co. (The)	145,123	11,945,074

		19,452,831

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	34,800	410,640
NRG Energy, Inc.	14,800	192,548

		603,188

Industrial Conglomerates 2.5%
3M Co.	32,998	5,498,457
Danaher Corp.	31,900	3,026,034
General Electric Co.	504,907	16,050,993
Roper Technologies, Inc.	5,600	1,023,512

		25,598,996

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 2.5%
Aflac, Inc.	23,000	$1,452,220
Allstate Corp. (The)	21,208	1,428,783
American International Group, Inc.	64,701	3,497,089
Aon PLC	14,489	1,513,376
Assurant, Inc.	3,900	300,885
Chubb Ltd.	24,723	2,945,746
Cincinnati Financial Corp.	7,507	490,658
Hartford Financial Services Group, Inc. (The)	21,453	988,554
Lincoln National Corp.	13,251	519,439
Loews Corp.	15,117	578,376
Marsh & McLennan Cos., Inc.	27,540	1,674,157
MetLife, Inc.	59,200	2,601,248
Principal Financial Group, Inc.	14,100	556,245
Progressive Corp. (The)	31,516	1,107,472
Prudential Financial, Inc.(b)	24,100	1,740,502
Torchmark Corp.	6,333	342,995
Travelers Cos., Inc. (The)	16,511	1,926,999
Unum Group	12,626	390,396
Willis Towers Watson PLC	7,400	878,084
XL Group PLC (Ireland)	15,900	585,120

		25,518,344

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	20,860	12,383,330
Expedia, Inc.	6,000	646,920
Netflix, Inc.*	22,900	2,341,067
Priceline Group, Inc. (The)*	2,760	3,557,530
TripAdvisor, Inc.*(a)	6,300	418,950

		19,347,797

Internet Software & Services 4.2%
Akamai Technologies, Inc.*	9,900	550,143
Alphabet, Inc. (Class A Stock)*	15,860	12,099,594
Alphabet, Inc. (Class C Stock)*	16,072	11,972,836
eBay, Inc.*	57,300	1,367,178
Facebook, Inc. (Class A Stock)*	123,900	14,136,990
VeriSign, Inc.*(a)	5,700	504,678
Yahoo!, Inc.*	45,600	1,678,536

		42,309,955

IT Services 3.6%
Accenture PLC (Class A Stock)	33,800	3,900,520
Alliance Data Systems Corp.*	3,290	723,800

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	19

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d)
Automatic Data Processing, Inc.	25,078	$2,249,748
Cognizant Technology Solutions Corp. (Class A Stock)*	32,900	2,062,830
CSRA, Inc.	7,251	195,052
Fidelity National Information Services, Inc.	14,700	930,657
Fiserv, Inc.*	12,300	1,261,734
International Business Machines Corp.	48,134	7,289,894
MasterCard, Inc. (Class A Stock)	53,000	5,008,500
Paychex, Inc.	17,525	946,525
PayPal Holdings, Inc.*	59,300	2,288,980
Teradata Corp.*	6,800	178,432
Total System Services, Inc.	9,071	431,598
Visa, Inc. (Class A Stock)	104,020	7,955,450
Western Union Co. (The)(a)	25,752	496,756
Xerox Corp.	49,400	551,304

		36,471,780

Leisure Products 0.1%
Hasbro, Inc.	5,954	476,915
Mattel, Inc.	17,013	571,977

		1,048,892

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	17,898	713,236
Illumina, Inc.*	7,700	1,248,247
PerkinElmer, Inc.	6,170	305,168
Thermo Fisher Scientific, Inc.	21,402	3,030,309
Waters Corp.*	4,500	593,640

		5,890,600

Machinery 1.2%
Caterpillar, Inc.(a)	31,356	2,399,988
Cummins, Inc.	8,916	980,225
Deere & Co.	16,680	1,284,193
Dover Corp.	8,462	544,360
Flowserve Corp.	6,900	306,429
Illinois Tool Works, Inc.	17,636	1,806,632
Ingersoll-Rand PLC	13,800	855,738
PACCAR, Inc.	18,664	1,020,734
Parker-Hannifin Corp.	7,438	826,213
Pentair PLC (United Kingdom)(a)	9,946	539,670
Snap-on, Inc.(a)	3,242	508,962
Stanley Black & Decker, Inc.	8,288	871,981
Xylem, Inc.	9,300	380,370

		12,325,495

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 3.0%
Cablevision Systems Corp. (Class A Stock)	11,700	$386,100
CBS Corp. (Class B Stock)	23,376	1,287,784
Comcast Corp. (Class A Stock)	131,185	8,012,780
Discovery Communications, Inc. (Class A Stock)*	7,400	211,862
Discovery Communications, Inc. (Class C Stock)*	12,800	345,600
Interpublic Group of Cos., Inc. (The)	21,388	490,854
News Corp. (Class A Stock)	19,975	255,081
News Corp. (Class B Stock)(a)	2,700	35,775
Omnicom Group, Inc.	13,034	1,084,820
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,200	340,600
TEGNA, Inc.	11,589	271,878
Time Warner Cable, Inc.	15,281	3,126,798
Time Warner, Inc.	42,574	3,088,744
Twenty-First Century Fox, Inc. (Class A Stock)	61,700	1,720,196
Twenty-First Century Fox, Inc. (Class B Stock)	22,900	645,780
Viacom, Inc. (Class B Stock)	18,276	754,433
Walt Disney Co. (The)(a)	81,413	8,085,125

		30,144,210

Metals & Mining 0.3%
Alcoa, Inc.(a)	68,044	651,862
Freeport-McMoRan, Inc.(a)	63,592	657,541
Newmont Mining Corp.	26,897	714,922
Nucor Corp.	16,712	790,478

		2,814,803

Multiline Retail 0.7%
Dollar General Corp.	16,000	1,369,600
Dollar Tree, Inc.*	12,542	1,034,213
Kohl’s Corp.(a)	9,900	461,439
Macy’s, Inc.	16,682	735,510
Nordstrom, Inc.(a)	7,400	423,354
Target Corp.	32,882	2,705,531

		6,729,647

Multi-Utilities 1.3%
Ameren Corp.	12,469	624,697
CenterPoint Energy, Inc.	22,179	463,985
CMS Energy Corp.	14,300	606,892
Consolidated Edison, Inc.	15,751	1,206,842
Dominion Resources, Inc.	32,004	2,404,141
DTE Energy Co.	9,987	905,421
NiSource, Inc.	16,900	398,164

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	21

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d)
PG&E Corp.	26,153	$1,561,857
Public Service Enterprise Group, Inc.	26,894	1,267,783
SCANA Corp.	7,800	547,170
Sempra Energy	12,698	1,321,227
TECO Energy, Inc.	10,800	297,324
WEC Energy Group, Inc.	16,633	999,144

		12,604,647

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	26,836	1,249,753
Apache Corp.(a)	20,348	993,186
Cabot Oil & Gas Corp.	22,000	499,620
Chesapeake Energy Corp.(a)	26,100	107,532
Chevron Corp.	101,792	9,710,957
Cimarex Energy Co.(a)	5,300	515,531
Columbia Pipeline Group, Inc.	19,200	481,920
Concho Resources, Inc.*	6,400	646,656
ConocoPhillips	66,357	2,672,196
Devon Energy Corp.	26,500	727,160
EOG Resources, Inc.(a)	29,500	2,141,110
EQT Corp.	8,300	558,258
Exxon Mobil Corp.	224,152	18,736,866
Hess Corp.	13,934	733,625
Kinder Morgan, Inc.	95,980	1,714,203
Marathon Oil Corp.	45,478	506,625
Marathon Petroleum Corp.	28,278	1,051,376
Murphy Oil Corp.(a)	8,600	216,634
Newfield Exploration Co.*	10,700	355,775
Noble Energy, Inc.(a)	21,900	687,879
Occidental Petroleum Corp.	40,776	2,790,302
ONEOK, Inc.(a)	11,100	331,446
Phillips 66	25,628	2,219,128
Pioneer Natural Resources Co.	8,700	1,224,438
Range Resources Corp.(a)	8,500	275,230
Southwestern Energy Co.*(a)	19,800	159,786
Spectra Energy Corp.	35,484	1,085,810
Tesoro Corp.	6,800	584,868
Valero Energy Corp.	25,800	1,654,812
Williams Cos., Inc. (The)	35,592	571,963

		55,204,645

Personal Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,300	1,160,013

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 5.3%
Allergan PLC*	21,195	$5,680,896
Bristol-Myers Squibb Co.	89,979	5,747,858
Eli Lilly & Co.	52,397	3,773,108
Endo International PLC*	11,000	309,650
Johnson & Johnson	149,119	16,134,676
Mallinckrodt PLC*	6,300	386,064
Merck & Co., Inc.	149,333	7,901,209
Mylan NV*(a)	22,200	1,028,970
Perrigo Co. PLC(a)	8,000	1,023,440
Pfizer, Inc.	329,923	9,778,918
Zoetis, Inc.	24,600	1,090,518

		52,855,307

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	1,900	195,852
Equifax, Inc.	6,530	746,314
Nielsen Holdings PLC	19,000	1,000,540
Robert Half International, Inc.	6,900	321,402
Verisk Analytics, Inc.*	8,000	639,360

		2,903,468

Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	23,100	2,364,747
Apartment Investment & Management Co. (Class A Stock)	8,180	342,088
AvalonBay Communities, Inc.	7,311	1,390,552
Boston Properties, Inc.	8,400	1,067,472
Crown Castle International Corp.	17,700	1,531,050
Equinix, Inc.	3,686	1,218,997
Equity Residential	19,600	1,470,588
Essex Property Trust, Inc.	3,700	865,282
Extra Space Storage, Inc.	6,600	616,836
Federal Realty Investment Trust	3,500	546,175
General Growth Properties, Inc.	30,300	900,819
HCP, Inc.	25,200	821,016
Host Hotels & Resorts, Inc.	39,036	651,901
Iron Mountain, Inc.	9,805	332,488
Kimco Realty Corp.	20,700	595,746
Macerich Co. (The)	7,400	586,376
Prologis, Inc.	27,637	1,221,003
Public Storage	7,900	2,179,057
Realty Income Corp.	13,600	850,136
Simon Property Group, Inc.	16,689	3,466,138
SL Green Realty Corp.	5,400	523,152

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	23

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d)
UDR, Inc.	13,700	$527,861
Ventas, Inc.	17,933	1,129,062
Vornado Realty Trust(a)	9,984	942,789
Welltower, Inc.	19,000	1,317,460
Weyerhaeuser Co.	41,339	1,280,682

		28,739,473

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	14,600	420,772

Road & Rail 0.7%
CSX Corp.	51,718	1,331,738
JB Hunt Transport Services, Inc.	4,900	412,776
Kansas City Southern	6,000	512,700
Norfolk Southern Corp.	15,911	1,324,591
Ryder System, Inc.	2,821	182,744
Union Pacific Corp.	45,716	3,636,708

		7,401,257

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	16,500	976,635
Applied Materials, Inc.	59,688	1,264,192
Broadcom Ltd.	21,029	3,248,980
First Solar, Inc.*	3,800	260,186
Intel Corp.	255,188	8,255,332
KLA-Tencor Corp.	8,220	598,498
Lam Research Corp.(a)	8,362	690,701
Linear Technology Corp.	12,700	565,912
Microchip Technology, Inc.(a)	10,700	515,740
Micron Technology, Inc.*	55,616	582,300
NVIDIA Corp.(a)	26,800	954,884
Qorvo, Inc.*(a)	7,571	381,654
QUALCOMM, Inc.	80,500	4,116,770
Skyworks Solutions, Inc.(a)	10,300	802,370
Texas Instruments, Inc.	54,452	3,126,634
Xilinx, Inc.	13,500	640,305

		26,981,093

Software 4.2%
Activision Blizzard, Inc.	27,100	917,064
Adobe Systems, Inc.*	27,040	2,536,352
Autodesk, Inc.*	12,120	706,717
CA, Inc.	16,458	506,742

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d)
Citrix Systems, Inc.*	8,600	$675,788
Electronic Arts, Inc.*	16,500	1,090,815
Intuit, Inc.	14,200	1,476,942
Microsoft Corp.	429,012	23,694,333
Oracle Corp.	171,240	7,005,428
Red Hat, Inc.*	9,700	722,747
salesforce.com, inc.*	33,600	2,480,688
Symantec Corp.	35,817	658,317

		42,471,933

Specialty Retail 2.6%
Advance Auto Parts, Inc.	4,050	649,377
AutoNation, Inc.*(a)	3,923	183,126
AutoZone, Inc.*(a)	1,710	1,362,340
Bed Bath & Beyond, Inc.*(a)	9,000	446,760
Best Buy Co., Inc.	14,300	463,892
CarMax, Inc.*(a)	10,400	531,440
GameStop Corp. (Class A Stock)(a)	5,600	177,688
Gap, Inc. (The)	12,013	353,182
Home Depot, Inc. (The)	68,384	9,124,477
L. Brands, Inc.	13,522	1,187,367
Lowe’s Cos., Inc.	49,396	3,741,747
O’Reilly Automotive, Inc.*	5,400	1,477,764
Ross Stores, Inc.	21,400	1,239,060
Signet Jewelers Ltd.	4,200	520,926
Staples, Inc.	32,925	363,163
Tiffany & Co.	6,000	440,280
TJX Cos., Inc. (The)	36,164	2,833,449
Tractor Supply Co.	7,500	678,450
Urban Outfitters, Inc.*	4,500	148,905

		25,923,393

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	300,038	32,701,142
EMC Corp.	103,104	2,747,721
Hewlett Packard Enterprise Co.	96,202	1,705,661
HP, Inc.	96,202	1,185,209
NetApp, Inc.	15,600	425,724
SanDisk Corp.	11,000	836,880
Seagate Technology PLC(a)	16,000	551,200
Western Digital Corp.	12,400	585,776

		40,739,313

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	25

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	14,300	$573,287
Hanesbrands, Inc.	20,400	578,136
Michael Kors Holdings Ltd.*	9,800	558,208
NIKE, Inc. (Class B Stock)	72,504	4,456,821
PVH Corp.	4,600	455,676
Ralph Lauren Corp.	3,300	317,658
Under Armour, Inc. (Class A Stock)*(a)	9,600	814,368
VF Corp.	17,936	1,161,535

		8,915,689

Tobacco 1.7%
Altria Group, Inc.	105,379	6,603,048
Philip Morris International, Inc.	83,379	8,180,314
Reynolds American, Inc.	44,532	2,240,405

		17,023,767

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	15,700	769,300
United Rentals, Inc.*(a)	5,400	335,826
W.W. Grainger, Inc.(a)	3,274	764,250

		1,869,376

Water Utilities 0.1%
American Water Works Co., Inc.(a)	9,400	647,942

TOTAL COMMON STOCKS (cost $359,927,104)		969,321,590

EXCHANGE TRADED FUND 0.4%

Exchange Traded Fund
iShares Core S&P 500 ETF (cost $4,618,772)	22,400	4,628,960

TOTAL LONG-TERM INVESTMENTS (cost $364,545,876)		973,950,550

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUND 8.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $89,047,348; includes $58,826,302 of cash collateral for securities on loan)(Note 3)(c)(d)	89,047,348	89,047,348

See Notes to Financial Statements.

26

	Principal Amount(000)#	Value (Note 1)
SHORT-TERM INVESTMENTS (Continued)

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bills, 0.214%, 06/16/16 (cost $2,198,723)(e)(f)	2,200	$2,199,116

TOTAL SHORT-TERM INVESTMENTS (cost $91,246,071)		91,246,464

TOTAL INVESTMENTS 106.0% (cost $455,791,947) (Note 5)		1,065,197,014
Liabilities in excess of other assets(g) (6.0)%		(60,545,534)

NET ASSETS 100.0%		$1,004,651,480

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

OTC—Over-the-counter

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,467,268; cash collateral of $58,826,302 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)
	Long Positions:
112	S&P 500 E-Mini	Jun. 2016	$11,258,267	$11,488,400	$230,133
43	S&P 500 Index	Jun. 2016	21,499,529	22,053,625	554,096

					$784,229

(1)	A U.S. Treasury Obligation with a market value of $2,199,116 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2016.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	27

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,065,865	$—	$—
Air Freight & Logistics	7,323,986	—	—
Airlines	6,184,731	—	—
Auto Components	3,413,083	—	—
Automobiles	5,636,509	—	—
Banks	50,706,988	—	—
Beverages	23,152,347	—	—
Biotechnology	30,937,008	—	—
Building Products	868,862	—	—
Capital Markets	18,081,124	—	—
Chemicals	20,196,246	—	—
Commercial Services & Supplies	4,298,141	—	—
Communications Equipment	9,889,318	—	—
Construction & Engineering	889,633	—	—
Construction Materials	1,350,060	—	—
Consumer Finance	7,422,772	—	—
Containers & Packaging	2,889,581	—	—
Distributors	814,653	—	—
Diversified Consumer Services	330,778	—	—
Diversified Financial Services	20,603,071	—	—
Diversified Telecommunication Services	26,907,980	—	—
Electric Utilities	18,697,504	—	—
Electrical Equipment	4,948,003	—	—
Electronic Equipment, Instruments & Components	3,690,729	—	—
Energy Equipment & Services	9,799,014	—	—
Food & Staples Retailing	23,476,067	—	—
Food Products	16,577,977	—	—
Gas Utilities	444,906	—	—
Health Care Equipment & Supplies	21,509,363	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Health Care Providers & Services	$26,171,458	$—	$—
Health Care Technology	884,432	—	—
Hotels, Restaurants & Leisure	18,671,866	—	—
Household Durables	4,368,909	—	—
Household Products	19,452,831	—	—
Independent Power & Renewable Electricity Producers	603,188	—	—
Industrial Conglomerates	25,598,996	—	—
Insurance	25,518,344	—	—
Internet & Catalog Retail	19,347,797	—	—
Internet Software & Services	42,309,955	—	—
IT Services	36,471,780	—	—
Leisure Products	1,048,892	—	—
Life Sciences Tools & Services	5,890,600	—	—
Machinery	12,325,495	—	—
Media	30,144,210	—	—
Metals & Mining	2,814,803	—	—
Multiline Retail	6,729,647	—	—
Multi-Utilities	12,604,647	—	—
Oil, Gas & Consumable Fuels	55,204,645	—	—
Personal Products	1,160,013	—	—
Pharmaceuticals	52,855,307	—	—
Professional Services	2,903,468	—	—
Real Estate Investment Trusts (REITs)	28,739,473	—	—
Real Estate Management & Development	420,772	—	—
Road & Rail	7,401,257	—	—
Semiconductors & Semiconductor Equipment	26,981,093	—	—
Software	42,471,933	—	—
Specialty Retail	25,923,393	—	—
Technology Hardware, Storage & Peripherals	40,739,313	—	—
Textiles, Apparel & Luxury Goods	8,915,689	—	—
Tobacco	17,023,767	—	—
Trading Companies & Distributors	1,869,376	—	—
Water Utilities	647,942	—	—
Exchange Traded Fund	4,628,960	—	—
Affiliated Mutual Fund	89,047,348	—	—
U.S. Treasury Obligation	—	2,199,116	—
Other Financial Instruments*
Futures Contracts	784,229	—	—

Total	$1,063,782,127	$2,199,116	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	29

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (including 5.9% of collateral for securities on loan)	8.9%
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	5.3
Banks	5.0
Software	4.2
Internet Software & Services	4.2
Technology Hardware, Storage & Peripherals	4.1
IT Services	3.6
Biotechnology	3.1
Media	3.0
Real Estate Investment Trusts (REITs)	2.9
Semiconductors & Semiconductor Equipment	2.7
Diversified Telecommunication Services	2.7
Health Care Providers & Services	2.6
Specialty Retail	2.6
Industrial Conglomerates	2.5
Insurance	2.5
Aerospace & Defense	2.4
Food & Staples Retailing	2.3
Beverages	2.3
Health Care Equipment & Supplies	2.1
Diversified Financial Services	2.1
Chemicals	2.0
Household Products	1.9
Internet & Catalog Retail	1.9
Electric Utilities	1.9
Hotels, Restaurants & Leisure	1.9
Capital Markets	1.8
Tobacco	1.7
Food Products	1.7
Multi-Utilities	1.3
Machinery	1.2
Communications Equipment	1.0
Energy Equipment & Services	1.0
Textiles, Apparel & Luxury Goods	0.9%
Consumer Finance	0.7
Road & Rail	0.7
Air Freight & Logistics	0.7
Multiline Retail	0.7
Airlines	0.6
Life Sciences Tools & Services	0.6
Automobiles	0.6
Electrical Equipment	0.5
Exchange Traded Fund	0.4
Household Durables	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Professional Services	0.3
Containers & Packaging	0.3
Metals & Mining	0.3
U.S. Treasury Obligation	0.2
Trading Companies & Distributors	0.2
Construction Materials	0.1
Personal Products	0.1
Leisure Products	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Building Products	0.1
Distributors	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

See Notes to Financial Statements.

30

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$784,229	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$955,147

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,310,218

For the six months ended March 31, 2016, the Fund’s average value at trade date for futures contracts long positions was $29,844,112.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	31

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Investments at value, including securities on loan of $57,467,268:
Unaffiliated investments (cost $365,928,556)	$974,409,164
Affiliated investments (cost $89,863,391)	90,787,850
Receivable for Fund shares sold	1,863,443
Dividends receivable	1,205,444
Receivable for investments sold	124,853
Tax reclaim receivable	3,313
Prepaid expenses	34,499

Total Assets	1,068,428,566

Liabilities
Payable to broker for collateral for securities on loan	58,826,302
Payable for Fund shares reacquired	4,050,462
Payable for investments purchased	366,461
Accrued expenses and other liabilities	191,155
Distribution fee payable	106,572
Affiliated transfer agent fee payable	95,293
Management fee payable	66,887
Due to broker—variation margin futures	60,495
Payable to custodian	13,459

Total Liabilities	63,777,086

Net Assets	$1,004,651,480

Net assets were comprised of:
Shares of beneficial interest, at par	$23,466
Paid-in capital in excess of par	392,079,626

392,103,092
Undistributed net investment income	3,720,164
Accumulated net realized loss on investment transactions	(1,361,072)
Net unrealized appreciation on investments	610,189,296

Net assets, March 31, 2016	$1,004,651,480

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($224,993,476 ÷ 5,261,949 shares of beneficial interest issued and outstanding)	$42.76
Maximum sales charge (3.25% of offering price)	1.44

Maximum offering price to public	$44.20

Class C
Net asset value, offering price and redemption price per share
($62,538,419 ÷ 1,470,736 shares of beneficial interest issued and outstanding)	$42.52

Class I
Net asset value, offering price and redemption price per share
($328,158,824 ÷ 7,658,208 shares of beneficial interest issued and outstanding)	$42.85

Class Z
Net asset value, offering price and redemption price per share
($388,960,761 ÷ 9,074,765 shares of beneficial interest issued and outstanding)	$42.86

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	33

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,017)	$10,826,954
Affiliated income from securities lending, net	90,060
Affiliated dividend income	84,946
Interest income	2,467

Total income	11,004,427

Expenses
Management fee	731,221
Distribution fee—Class A	320,599
Distribution fee—Class C	277,478
Custodian and accounting fees	65,000
Transfer agent fee—Class A (including affiliated expense of $98,000)	129,000
Transfer agent fee—Class C (including affiliated expense of $3,000)	15,000
Transfer agent fee—Class I (including affiliated expense of $111,000)	111,000
Transfer agent fee—Class Z (including affiliated expense of $253,000)	253,000
Shareholders’ reports	60,000
Registration fees	40,000
Legal fees and expenses	14,000
Trustees’ fees	13,000
Audit fee	12,000
Insurance expenses	6,000
Miscellaneous	6,561

Total expenses	2,053,859
Less: Management fee waiver	(341,237)

Net expenses	1,712,622

Net investment income	9,291,805

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	2,863,608
Futures transactions	955,147

3,818,755

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(96,159))	63,028,071
Futures	1,310,218

64,338,289

Net gain on investment transactions	68,157,044

Net Increase In Net Assets Resulting From Operations	$77,448,849

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$9,291,805	$16,740,960
Net realized gain on investment transactions	3,818,755	18,680,158
Net change in unrealized appreciation (depreciation) on investments	64,338,289	(44,644,451)

Net increase (decrease) in net assets resulting from operations	77,448,849	(9,223,333)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,170,195)	(2,772,211)
Class C	(727,160)	(336,055)
Class I	(7,329,593)	(4,457,273)
Class Z	(8,809,437)	(7,305,498)

	(21,036,385)	(14,871,037)

Distributions from net realized gains
Class A	(3,289,147)	(9,526,261)
Class C	(856,266)	(1,988,380)
Class I	(4,883,198)	(12,540,604)
Class Z	(6,029,955)	(21,267,117)

	(15,058,566)	(45,322,362)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	120,262,279	305,176,212
Net asset value of shares issued in reinvestment of dividends and distributions	35,898,643	59,793,540
Cost of shares reacquired	(126,867,064)	(278,057,023)

Net increase in net assets from Fund share transactions	29,293,858	86,912,729

Total increase	70,647,756	17,495,997

Net Assets:
Beginning of period	934,003,724	916,507,727

End of period(a)	$1,004,651,480	$934,003,724

(a) Includes undistributed net investment income of:	$3,720,164	$15,464,744

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential QMA Stock Index Fund (the “Fund”). The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

36

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential QMA Stock Index Fund	37

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to maintain exposure to equities and provide portfolio liquidity. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

38

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividend and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends

Prudential QMA Stock Index Fund	39

Notes to Financial Statements (continued)

and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .15% of the Fund’s average daily net assets up to and including $1 billion and .10% of such average daily net assets in excess of $1 billion. The Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund through January 31, 2017. The effective management fee rate before any waivers and/or expense reimbursement was .15% of the average daily net assets for the six months ended March 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .08%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution, (the “Class A and C Plans”),

40

regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $101,178 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2016, it received $2,753 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A and C each compensate PMFS for its services as they are incurred.

PGIM, Inc. an indirect, wholly-owned subsidiary of Prudential, is the Funds’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended March 31, 2016, PGIM, Inc. has been compensated approximately $12,800 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Prudential QMA Stock Index Fund	41

Notes to Financial Statements (continued)

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2016, were $21,222,308 and $25,177,316, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	$464,290,970

Appreciation	611,899,546
Depreciation	(10,993,502)

Net Unrealized Appreciation	$600,906,044

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first year.

42

Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into four classes, designated Class A, Class C, Class I and Class Z. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	722,785	$30,341,744
Shares issued in reinvestment of dividends and distributions	174,058	7,341,775
Shares reacquired	(519,602)	(21,733,504)

Net increase (decrease) in shares outstanding before conversion	377,241	15,950,015
Shares reacquired upon conversion into other share class(es)	(12,009)	(513,356)

Net increase (decrease) in shares outstanding	365,232	$15,436,659

Year ended September 30, 2015:
Shares sold	1,332,858	$58,427,777
Shares issued in reinvestment of dividends and distributions	276,458	12,089,501
Shares reacquired	(1,125,631)	(49,410,316)

Net increase (decrease) in shares outstanding before conversion	483,685	21,106,962
Shares issued upon conversion from other share class(es)	282	12,482
Shares reacquired upon conversion into other share class(es)	(72,761)	(3,203,484)

Net increase (decrease) in shares outstanding	411,206	$17,915,960

Class C
Six months ended March 31, 2016:
Shares sold	335,075	$13,986,044
Shares issued in reinvestment of dividends and distributions	36,896	1,550,359
Shares reacquired	(117,177)	(4,911,683)

Net increase (decrease) in shares outstanding before conversion	254,794	10,624,720
Shares reacquired upon conversion into other share class(es)	(3,533)	(152,224)

Net increase (decrease) in shares outstanding	251,261	$10,472,496

Year ended September 30, 2015:
Shares sold	424,910	$18,528,978
Shares issued in reinvestment of dividends and distributions	51,764	2,255,861
Shares reacquired	(144,306)	(6,269,481)

Net increase (decrease) in shares outstanding before conversion	332,368	14,515,358
Shares reacquired upon conversion into other share class(es)	(799)	(35,348)

Net increase (decrease) in shares outstanding	331,569	$14,480,010

Prudential QMA Stock Index Fund	43

Notes to Financial Statements (continued)

Class I	Shares	Amount
Six months ended March 31, 2016:
Shares sold	814,297	$34,303,631
Shares issued in reinvestment of dividends and distributions	288,870	12,198,976
Shares reacquired	(637,721)	(26,778,302)

Net increase (decrease) in shares outstanding	465,446	$19,724,305

Year ended September 30, 2015:
Shares sold	2,535,333	$111,065,765
Shares issued in reinvestment of dividends and distributions	387,419	16,968,958
Shares reacquired	(1,525,326)	(67,151,121)

Net increase (decrease) in shares outstanding before conversion	1,397,426	60,883,602
Shares issued upon conversion from other share class(es)	6,201	283,453

Net increase (decrease) in shares outstanding	1,403,627	$61,167,055

Class Z
Six months ended March 31, 2016:
Shares sold	994,754	$41,630,860
Shares issued in reinvestment of dividends and distributions	350,557	14,807,533
Shares reacquired	(1,753,045)	(73,443,575)

Net increase (decrease) in shares outstanding before conversion	(407,734)	(17,005,182)
Shares issued upon conversion from other share class(es)	15,461	665,580

Net increase (decrease) in shares outstanding	(392,273)	$(16,339,602)

Year ended September 30, 2015:
Shares sold	2,651,615	$117,153,692
Shares issued in reinvestment of dividends and distributions	650,062	28,479,220
Shares reacquired	(3,533,599)	(155,226,105)

Net increase (decrease) in shares outstanding before conversion	(231,922)	(9,593,193)
Shares issued upon conversion from other share class(es)	66,977	2,949,084
Shares reacquired upon conversion into other share class(es)	(141)	(6,187)

Net increase (decrease) in shares outstanding	(165,086)	$(6,650,296)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

44

The Fund did not utilize the SCA during the six months ended March 31, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Stock Index Fund	45

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.91		$43.97	$37.45	$32.09	$25.16	$25.34
Income (loss) from investment operations:
Net investment income	.36		.65	.61	.58	.47	.40
Net realized and unrealized gain (loss) on investment transactions	2.99		(.93)	6.47	5.30	6.90	(.20)
Total from investment operations	3.35		(.28)	7.08	5.88	7.37	.20
Less Dividends and Distributions:
Dividends from net investment income	(.84)		(.63)	(.47)	(.52)	(.44)	(.38)
Distributions from net realized gains	(.66)		(2.15)	(.09)	-	-	-
Total dividends and distributions	(1.50)		(2.78)	(.56)	(.52)	(.44)	(.38)
Net asset value, end of period	$42.76		$40.91	$43.97	$37.45	$32.09	$25.16
Total Return(b):	8.24%		(1.06)%	19.09%	18.71%	29.60%	.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$224,993		$200,334	$197,250	$162,557	$144,851	$118,691
Average net assets (000)	$213,743		$210,562	$184,199	$153,755	$135,485	$131,565
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.54%	(e)	.54%	.53%	.54%	.55%	.55%
Expenses before waivers and/or expense reimbursement	.61%	(e)	.61%	.67%	.76%	.77%	.77%
Net investment income	1.71%	(e)	1.49%	1.47%	1.69%	1.61%	1.43%
Portfolio turnover rate	2%	(f)	6%	4%	3%	4%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

46

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.56		$43.64	$37.18	$31.87	$24.99	$25.18
Income (loss) from investment operations:
Net investment income	.23		.37	.35	.36	.29	.23
Net realized and unrealized gain (loss) on investment and transactions	2.95		(.94)	6.45	5.29	6.86	(.19)
Total from investment operations	3.18		(.57)	6.80	5.65	7.15	.04
Less Dividends and Distributions:
Dividends from net investment income	(.56)		(.36)	(.25)	(.34)	(.27)	(.23)
Distributions from net realized gains	(.66)		(2.15)	(.09)	-	-	-
Total dividends and distributions	(1.22)		(2.51)	(.34)	(.34)	(.27)	(.23)
Net asset value, end of period	$42.52		$40.56	$43.64	$37.18	$31.87	$24.99
Total Return(b):	7.89%		(1.70)%	18.38%	17.96%	28.78%	.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,538		$49,462	$38,749	$29,139	$23,924	$20,351
Average net assets (000)	$55,497		$46,945	$34,419	$25,730	$23,103	$23,884
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18%	(e)	1.19%	1.16%	1.16%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.25%	(e)	1.26%	1.30%	1.38%	1.39%	1.39%
Net investment income	1.09%	(e)	.85%	.84%	1.06%	.99%	.81%
Portfolio turnover rate	2%	(f)	6%	4%	3%	4%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	47

Financial Highlights (unaudited) (continued)

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.07		$44.14	$37.57	$32.20	$25.25	$25.43
Income (loss) from investment operations:
Net investment income	.43		.81	.75	.70	.55	.50
Net realized and unrealized gain (loss) on investment and transactions	3.00		(.97)	6.51	5.30	6.94	(.21)
Total from investment operations	3.43		(.16)	7.26	6.00	7.49	.29
Less Dividends and Distributions:
Dividends from net investment income	(.99)		(.76)	(.60)	(.63)	(.54)	(.47)
Distributions from net realized gains	(.66)		(2.15)	(.09)	-	-	-
Total dividends and distributions	(1.65)		(2.91)	(.69)	(.63)	(.54)	(.47)
Net asset value, end of year	$42.85		$41.07	$44.14	$37.57	$32.20	$25.25
Total Return(b):	8.42%		(.77)%	19.54%	19.09%	30.06%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$328,159		$295,412	$255,507	$222,993	$176,040	$331,595
Average net assets (000)	$316,488		$291,839	$241,829	$193,507	$214,339	$376,719
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.19%	(e)	.19%	.19%	.19%	.19%	.19%
Expenses before waivers and/or expense reimbursement	.26%	(e)	.26%	.33%	.41%	.41%	.41%
Net investment income	2.07%	(e)	1.83%	1.81%	2.03%	2.00%	1.79%
Portfolio turnover rate	2%	(f)	6%	4%	3%	4%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.07		$44.12	$37.57	$32.19	$25.25	$25.42
Income (loss) from investment operations:
Net investment income	.42		.78	.73	.68	.56	.48
Net realized and unrealized gain (loss) on investment transactions	3.00		(.94)	6.49	5.31	6.90	(.20)
Total from investment operations	3.42		(.16)	7.22	5.99	7.46	.28
Less Dividends and Distributions:
Dividends from net investment income	(.97)		(.74)	(.58)	(.61)	(.52)	(.45)
Distributions from net realized gains	(.66)		(2.15)	(.09)	-	-	-
Total dividends and distributions	(1.63)		(2.89)	(.67)	(.61)	(.52)	(.45)
Net asset value, end of period	$42.86		$41.07	$44.12	$37.57	$32.19	$25.25
Total Return(b):	8.38%		(.78)%	19.42%	19.06%	29.94%	1.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$388,961		$388,796	$425,001	$405,721	$382,510	$336,727
Average net assets (000)	$389,233		$442,546	$424,209	$390,330	$373,819	$381,784
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.25%	(e)	.25%	.25%	.25%	.25%	.25%
Expenses before waivers and/or expense reimbursement	.32%	(e)	.32%	.39%	.47%	.47%	.47%
Net investment income	2.00%	(e)	1.78%	1.75%	1.98%	1.91%	1.73%
Portfolio turnover rate	2%	(f)	6%	4%	3%	4%	5%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F306	74441F405	74441F504

MF174E2    0291800-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2016